Label	Element	Value
Matisse Discounted Closed-End Fund Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MATISSE DISCOUNTED CLOSED-END FUND STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matisse Discounted Closed-End Fund Strategy (the “Fund”) seeks long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2023, the Fund’s portfolio turnover rate was 29.50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.50%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” that seeks to achieve its investment objectives principally through investments in unaffiliated closed-end funds that pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values. The Advisor believes this approach is capable of generating capital appreciation and income.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the fund’s market value is less than the value of its underlying portfolio. In addition, the closed-end funds may be domestic or foreign for purposes of this policy.
Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares.  Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market.  The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying net asset values. The Fund will invest in closed-end funds that are trading at substantial discounts relative to the underlying net asset values and that the Advisor feels are best positioned to narrow the spread between the underlying net asset value of the fund and the share price.  A closed-end fund is considered to be trading at a substantial discount when, in the Advisor’s determination, the fund’s market value is significantly less than the value of its underlying portfolio. The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the net asset values, as well as from the capital appreciation achieved when general market conditions increase share prices, and the income generated from closed-end fund distributions.
The Advisor intends to construct a diversified portfolio that generates regular cash income.  Under normal market conditions, the Fund’s portfolio will hold shares of approximately 30 to 90 unaffiliated closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  The closed-end funds in which the Fund invests may hold either equity securities or fixed income securities.  In addition, the closed-end funds: may invest in foreign securities and American Depository Receipts (ADRs); may invest in derivative instruments; and may utilize leverage to acquire their underlying portfolio investments.
In selecting closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease. The process incorporates quantitative information about the fund’s discount, dividends, management, expenses, portfolio, liquidity, and historical pricing.  An analysis based on the same process determines when a closed-end fund should be sold.
The Fund’s direct investments may be in both domestic and foreign securities. (The Advisor deems a security to be foreign if a U.S. market is not the principal trading market.)  Foreign securities held by the Fund will principally be closed-end funds listed and traded in Canada and the United Kingdom. Such investments will be selected for investment and sold using the same proprietary research process for domestic closed-end funds, although with adjustments for local practices and regulations.  Investments in foreign securities may be made directly in foreign markets, including emerging markets, as well as indirectly through other investment companies and ADRs. To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.
Based upon the Advisor’s view of available investment opportunities, as well as for cash management purposes, the Fund’s portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses. Under normal circumstances, the Fund may hold up to 20% of net assets, plus borrowings for investment purposes, in cash and cash equivalents. This portion of the Fund’s portfolio will principally be invested in money market mutual funds.
To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage).  Any borrowing by the Fund will be subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), and relevant interpretive positions of the staff of the Securities and Exchange Commission (the “SEC”), which presently allow the Fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com/MDCEX.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://fundinfopages.com/MDCEX
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.86% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -37.13% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2023, was 8.94%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.13%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2022(returns with maximum sales charge)
Matisse Discounted Closed-End Fund Strategy | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Matisse Discounted Closed-End Fund Strategy | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Matisse Discounted Closed-End Fund Strategy | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Matisse Discounted Closed-End Fund Strategy | Closed-End Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value. When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment. Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price. If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified. The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return. Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund’s actual interest income and capital gains. Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds. Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
Matisse Discounted Closed-End Fund Strategy | Fund of Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds. Investments in other funds subject the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the funds’ investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.
Matisse Discounted Closed-End Fund Strategy | Control of Closed-End Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Control of Closed-End Funds Risk. Although the Fund and the Advisor will evaluate regularly each closed-end fund in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a closed-end fund. The investment advisor to each closed-end fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.
Matisse Discounted Closed-End Fund Strategy | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. When the closed-end funds invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
Matisse Discounted Closed-End Fund Strategy | Pandemic Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pandemic Risk. There is an ongoing global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States. The general uncertainty surrounding the dangers and impact of COVID-19 has created significant disruption in global supply chains and economic activity, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The outbreak of the COVID-19 pandemic has, at times, had, and is expected to continue to pose a risk of having, a material adverse impact on the Fund’s market price, NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases.
Matisse Discounted Closed-End Fund Strategy | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Matisse Discounted Closed-End Fund Strategy | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Fluctuations in the value of equity securities held by the closed-end funds will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.
Matisse Discounted Closed-End Fund Strategy | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund may invest in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Matisse Discounted Closed-End Fund Strategy | ADR Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
o
ADR Risk. ADRs may be subject to some of the same risks as direct investments in foreign companies, which includes international trade, currency, political, regulator, and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Matisse Discounted Closed-End Fund Strategy | General Investment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in this prospectus and the Fund’s Statement of Additional Information.
Matisse Discounted Closed-End Fund Strategy | Investment Advisor Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Matisse Discounted Closed-End Fund Strategy | Quantitative Model Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Matisse Discounted Closed-End Fund Strategy | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. The Fund may leverage or borrow money from banks to buy securities and pledge its assets in connection with the borrowing. Use of leverage tends to magnify increases and decreases in the Fund’s returns and leads to a more volatile share price. The Fund will also incur borrowing costs in connection with its use of leverage. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Leveraging by both the Fund and the underlying closed-end funds, which often employ leverage, will expose the Fund to a relatively high level of leveraging risk. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
Matisse Discounted Closed-End Fund Strategy | Loans Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default, and/or bankruptcy.
Matisse Discounted Closed-End Fund Strategy | Management Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Matisse Discounted Closed-End Fund Strategy | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.
Matisse Discounted Closed-End Fund Strategy | Money Market Mutual Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Matisse Discounted Closed-End Fund Strategy | S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy | S-Network Composite Closed-End Fund Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S-Network Composite Closed-End Fund Total Return Index
1 Year	rr_AverageAnnualReturnYear01	(18.47%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy | S&P Target Risk Moderate Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Target Risk Moderate Index
1 Year	rr_AverageAnnualReturnYear01	(14.41%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy | MSCI EAFE Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Total Return Index
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy | Bloomberg U.S. Aggregated Total Return Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregated Total Return Bond Index
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expenses from Borrowing	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,882
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	339
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	856
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,399
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,882
Annual Return 2013	rr_AnnualReturn2013	5.87%
Annual Return 2014	rr_AnnualReturn2014	8.98%
Annual Return 2015	rr_AnnualReturn2015	(6.93%)
Annual Return 2016	rr_AnnualReturn2016	16.05%
Annual Return 2017	rr_AnnualReturn2017	20.70%
Annual Return 2018	rr_AnnualReturn2018	(9.04%)
Annual Return 2019	rr_AnnualReturn2019	25.56%
Annual Return 2020	rr_AnnualReturn2020	(6.15%)
Annual Return 2021	rr_AnnualReturn2021	23.15%
Annual Return 2022	rr_AnnualReturn2022	(6.58%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%	[1]
Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%	[1]

[1]	The Institutional Class Shares commenced operations on October 31, 2012.
[2]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s investment advisor, Deschutes Portfolio Strategy, LLC dba Matisse Capital (the “Advisor”), has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund. This contractual arrangement is in effect through July 31, 2024, unless earlier terminated by the Board of Trustees of the Fund (the “Board” or the “Trustees”) at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.